Commitments and Contingencies (Details 2) - Blizzard $ in Billions	1 Months Ended
	Sep. 30, 2016	May 31, 2015	Jun. 30, 2014	Apr. 30, 2014	Jul. 31, 2013	Nov. 30, 2012	Mar. 31, 2012	Apr. 30, 2009	Aug. 31, 2008 item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Personal Computer Strategy Games and Battle.net Platform
Commitments
Total commitment incurred for license contracts										$ 1.1	¥ 7,400,000,000
Commitments under several license contracts
2017											471,000,000
2018											1,058,000,000
2019											984,000,000
2020											945,000,000
Total											3,458,000,000
Shanghai EaseNet | Three Personal Computer Strategy Games and Battle Net Platform
Commitments
Number of personal computer strategy games agreed to be licensed | item									3
Term of license									3 years
Extension in license term									1 year
Shanghai EaseNet | StarCraft II series
Commitments
Extension in license term				3 years
Shanghai EaseNet | World of Warcraft License Agreement
Commitments
Term of license								3 years
Extension in license term							3 years
Shanghai EaseNet | Hearthstone
Commitments
Term of license					3 years
Extension in license term					1 year
Shanghai EaseNet | Hearthstone, Heroes of the Storm and Diablo III
Commitments
License fees											0
Consultancy fees											0
Shanghai EaseNet | Heroes of the Storm
Commitments
Term of license						3 years
Shanghai EaseNet | Diablo III
Commitments
Term of license			2 years
Shanghai EaseNet | Overwatch
Commitments
Term of license		3 years
Shanghai EaseNet | Blizzards' World of Warcraft, StarCraft II Series, Diablo III, Hearthstone, Heroes of the Storm, and Overwatch, as well as new content for these games
Commitments
Extension in license term	3 years
Shanghai EaseNet | Prescribed hardware purchase/lease commitments | Less than
Commitments under several license contracts
Total											¥ 195,000,000